Share capital (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended
	Apr. 30, 2021	Apr. 28, 2021	Mar. 31, 2019	Jun. 30, 2021
Stock Option [Member]
Statement [Line Items]
Shares issuable upon exercise of warrants, maximum				7,500,000
Percentage of issued and outstanding shares issuable maximum to one individual				15%
Private Placements [Member]
Statement [Line Items]
Warrant value		$ 8,000,000	$ 200,000	$ 750,734
Warrants issued		1,834,862	2,500,000	2,018,348
Exercise price or warrants	$ 2.50	$ 2.50	$ 8.00
Common stock shares issued	183,486	3,669,724
Fees and other expense	$ 7,318,348